UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS EQUITY FUND

FORM N-Q

MARCH 31, 2008

LEGG MASON PARTNERS EQUITY FUND

Schedule of Investments (unaudited)	March 31, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 97.9%
CONSUMER DISCRETIONARY - 12.1%
Hotels, Restaurants & Leisure - 2.1%
268,999	McDonald’s Corp.	$15,002,074

Household Durables - 3.9%
349,670	Centex Corp.	8,465,511
831,680	Toll Brothers Inc. *	19,527,846

	Total Household Durables	27,993,357

Media - 2.7%
206,040	DISH Network Corp. *	5,919,529
715,830	News Corp., Class B Shares	13,629,403

	Total Media	19,548,932

Specialty Retail - 3.4%
748,984	Staples Inc.	16,560,036
236,390	TJX Cos. Inc.	7,817,418

	Total Specialty Retail	24,377,454

	TOTAL CONSUMER DISCRETIONARY	86,921,817

CONSUMER STAPLES - 9.5%
Beverages - 2.1%
208,130	PepsiCo Inc.	15,026,986

Food & Staples Retailing - 2.0%
269,820	Wal-Mart Stores Inc.	14,214,118

Food Products - 2.3%
155,720	Kellogg Co.	8,184,643
230,740	McCormick & Co. Inc., Non Voting Shares	8,530,458

	Total Food Products	16,715,101

Household Products - 1.3%
130,420	Procter & Gamble Co.	9,138,529

Tobacco - 1.8%
175,120	Altria Group Inc.	3,887,664
175,120	Philip Morris International Inc. *	8,857,570

	Total Tobacco	12,745,234

	TOTAL CONSUMER STAPLES	67,839,968

ENERGY - 13.4%
Energy Equipment & Services - 3.8%
138,480	Diamond Offshore Drilling Inc.	16,119,072
275,660	Halliburton Co.	10,841,708

	Total Energy Equipment & Services	26,960,780

Oil, Gas & Consumable Fuels - 9.6%
94,332	ConocoPhillips	7,189,042
151,120	Exxon Mobil Corp.	12,781,729
1	Louis Broussard Sealed Envelope (a)(b)	0
392,970	Newfield Exploration Co. *	20,768,464
246,080	SandRidge Energy Inc. *	9,634,032
246,480	Total SA, ADR	18,241,985

	Total Oil, Gas & Consumable Fuels	68,615,252

	TOTAL ENERGY	95,576,032

FINANCIALS - 19.4%
Capital Markets - 3.1%
71,030	Goldman Sachs Group Inc.	11,747,652
117,990	Lehman Brothers Holdings Inc.	4,441,144
147,610	Merrill Lynch & Co. Inc.	6,013,631

	Total Capital Markets	22,202,427

See Notes to Schedule of Investments.

LEGG MASON PARTNERS EQUITY FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

SHARES	SECURITY	VALUE
Commercial Banks - 2.9%
703,200	Wells Fargo & Co.	$20,463,120

Consumer Finance - 2.4%
308,260	American Express Co.	13,477,127
66,720	Capital One Financial Corp.	3,283,958

	Total Consumer Finance	16,761,085

Diversified Financial Services - 3.4%
112,064	Bank of America Corp.	4,248,346
470,410	JPMorgan Chase & Co.	20,204,110

	Total Diversified Financial Services	24,452,456

Insurance - 6.2%
183,270	AFLAC Inc.	11,903,387
305,658	American International Group Inc.	13,219,708
102	Berkshire Hathaway Inc., Class A Shares *	13,606,800
358,330	Progressive Corp.	5,758,363

	Total Insurance	44,488,258

Real Estate Investment Trusts (REITs) - 0.1%
648,300	Thornburg Mortgage, Inc.	687,198

Thrifts & Mortgage Finance - 1.3%
529,410	Hudson City Bancorp Inc.	9,359,969

	TOTAL FINANCIALS	138,414,513

HEALTH CARE - 7.7%
Biotechnology - 1.4%
131,040	Genzyme Corp. *	9,767,722

Health Care Equipment & Supplies - 1.3%
187,560	Medtronic Inc.	9,072,277

Pharmaceuticals - 5.0%
250,330	Abbott Laboratories	13,805,699
611,760	Elan Corp. PLC, ADR *	12,761,314
651,540	Schering-Plough Corp.	9,388,691

	Total Pharmaceuticals	35,955,704

	TOTAL HEALTH CARE	54,795,703

INDUSTRIALS - 12.3%
Aerospace & Defense - 2.7%
154,150	Honeywell International Inc.	8,697,143
446,600	Orbital Sciences Corp. *	10,763,060

	Total Aerospace & Defense	19,460,203

Building Products - 1.8%
636,970	Masco Corp.	12,631,115

Commercial Services & Supplies - 0.7%
222,840	Monster Worldwide Inc. *	5,394,956

Industrial Conglomerates - 6.1%
776,210	General Electric Co.	28,727,532
264,907	Textron Inc.	14,681,146

	Total Industrial Conglomerates	43,408,678

Machinery - 1.0%
145,780	Illinois Tool Works Inc.	7,030,970

	TOTAL INDUSTRIALS	87,925,922

INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 8.7%
773,630	Cisco Systems Inc. *	18,636,747
662,370	Corning Inc.	15,923,375

See Notes to Schedule of Investments.

LEGG MASON PARTNERS EQUITY FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

SHARES	SECURITY	VALUE
Communications Equipment - 8.7% (continued)
41,206	EchoStar Corp. *	$1,217,225
655,350	QUALCOMM Inc.	26,869,350

	Total Communications Equipment	62,646,697

Computers & Peripherals - 1.4%
492,910	NetApp Inc. *	9,882,846

Electronic Equipment & Instruments - 1.5%
293,440	Dolby Laboratories Inc., Class A Shares *	10,640,134

IT Services - 0.5%
53,700	Visa Inc. *	3,348,732

Semiconductors & Semiconductor Equipment - 3.3%
415,841	ASML Holding NV, NY Registered Shares *	10,317,015
461,800	Texas Instruments Inc.	13,055,086

	Total Semiconductors & Semiconductor Equipment	23,372,101

Software - 2.3%
594,388	Microsoft Corp.	16,868,731

	TOTAL INFORMATION TECHNOLOGY	126,759,241

MATERIALS - 1.0%
Metals & Mining - 1.0%
159,100	Barrick Gold Corp.	6,912,895

UTILITIES - 4.8%
Electric Utilities - 1.5%
136,760	Exelon Corp.	11,114,485

Multi-Utilities - 3.3%
204,560	Dominion Resources Inc.	8,354,231
282,650	Sempra Energy	15,059,592

	Total Multi-Utilities	23,413,823

	TOTAL UTILITIES	34,528,308

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $580,151,537)	699,674,399

FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.3%
Repurchase Agreements - 2.3%
$2,966,000	Interest in $1,000,332,000 joint tri-party repurchase agreement dated 3/31/08 with Greenwich Capital Markets Inc., 2.250% due 4/1/08; Proceeds at maturity - $2,966,185; (Fully collateralized by various U.S. government agency obligations, 2.500% to 7.250% due 7/15/08 to 5/18/12; Market value - $3,025,333)	2,966,000
13,692,000	Interest in $100,000,000 joint tri-party repurchase agreement dated 3/31/08 with Merrill Lynch, Pierce, Fenner & Smith Inc., 1.900% due 4/1/08; Proceeds at maturity - $13,692,723; (Fully collateralized by various U.S. government agency obligations, 4.500% to 5.600% due 4/2/14 to 5/15/37; Market value - $13,966,554)	13,692,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $16,658,000)	16,658,000

	TOTAL INVESTMENTS - 100.2% (Cost - $596,809,537#)	716,332,399
	Liabilities in Excess of Other Assets - (0.2)%	(1,384,338)

	TOTAL NET ASSETS - 100.0%	$714,948,061

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

(b)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	3/31/2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$716,332,399	$699,674,399	$16,658,000	—

3. Investments

At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$162,179,321
Gross unrealized depreciation	(42,656,459)

Net unrealized appreciation	$119,522,862

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 28, 2008

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	May 28, 2008